STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY DEFICIT - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Ending balance, value at Dec. 31, 2020
Ending balance, shares at Dec. 31, 2020
Measurement of redeemable shares under ASC 480-10-S99		2,189,214		2,189,214
Allocation of offering costs related to redeemable shares		3,073,727		3,073,727
Offering costs		(3,211,836)		(3,211,836)
Issuance of common stock to Sponsor	$ 144	24,856		25,000
Issuance of common stock to Sponsor, Shares	1,437,500
Issuance of shares to underwriter	$ 3	254,557		254,560
Issuance of shares to underwriter, Shares	25,456
Sale of private units to insiders	$ 20	2,068,220		2,068,240
Sale of private units to insiders, Shares	206,824
Shares forfeited	$ (16)	16
Shares forfeited, shares	(164,701)
Accretion of redeemable shares to redemption value		(4,398,754)	(864,190)	(5,262,944)
Net loss			(421,194)	(421,194)
Ending balance, value at Dec. 31, 2021	$ 151		$ (1,285,384)	$ (1,285,233)
Ending balance, shares at Dec. 31, 2021	1,505,079